Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Summary of FHLB Advances

The FHLB advances are summarized below:

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Weighted-average interest rate	0.49%	0.30%
Average balance	$24,375	$89,512
Total interest expense	$122	$275
Maximum daily amount outstanding	$201,130	$196,100

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value	$—	$183,000
Weighted-average interest rate	—	0.30%
Fair value of assets securing FHLB advances:
Mortgage-backed securities	$—	$8,720
Mortgage loans acquired for sale at fair value	$—	$63,993
Mortgage loans at fair value	$—	$134,172